UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:  $301,150
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13763                     Castine Partners II, LP

                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                        VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (X$1000)      PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE

AMERIS BANCORP                  COM            03076K108     4,170       405,664   SH        SHARED        1       405,664
AMERIS BANCORP                  COM            03076K108     2,358       229,334   SH        SOLE                  229,334
BANCORP RHODE ISLAND INC        COM            059690107     1,512        38,093   SH        SHARED        1        38,093
BANCORP RHODE ISLAND INC        COM            059690107       751        18,909   SH        SOLE                   18,909
BCSB BANCORP INC                COM            055367106     1,120       104,153   SH        SHARED        1       104,153
BCSB BANCORP INC                COM            055367106       633        58,882   SH        SOLE                   58,882
BERKSHIRE HILLS BANCORP INC     COM            084680107     1,295        58,339   SH        SHARED        1        58,339
BERKSHIRE HILLS BANCORP INC     COM            084680107       668        30,093   SH        SOLE                   30,093
BENEFICIAL MUTUAL BANCORP IN    COM            08173R104     3,204       383,306   SH        SHARED        1       383,306
BENEFICIAL MUTUAL BANCORP IN    COM            08173R104     1,812       216,694   SH        SOLE                  216,694
CAPE BANCORP INC                COM            139209100     3,558       453,221   SH        SHARED        1       453,221
CAPE BANCORP INC                COM            139209100     2,011       256,209   SH        SOLE                  256,209
CAPITOL FED FINL INC            COM            14057J101     4,790       415,049   SH        SHARED        1       415,049
CAPITOL FED FINL INC            COM            14057J101     2,711       234,951   SH        SOLE                  234,951
CHIMERA INVT CORP               COM            16934Q109     2,727     1,086,300   SH        SHARED        1     1,086,300
CHIMERA INVT CORP               COM            16934Q109     1,540       613,700   SH        SOLE                  613,700
COMERICA INC                    COM            200340107    12,547       486,313   SH        SHARED        1       486,313
COMERICA INC                    COM            200340107     7,092       274,871   SH        SOLE                  274,871
CENTURY BANCORP INC MASS        CL A NON VTG   156432106     5,050       178,831   SH        SHARED        1       178,831
CENTURY BANCORP INC MASS        CL A NON VTG   156432106     2,855       101,097   SH        SOLE                  101,097
CENTERSTATE BANKS INC           COM            15201P109     1,356       204,795   SH        SHARED        1       204,795
CENTERSTATE BANKS INC           COM            15201P109       766       115,778   SH        SOLE                  115,778
CITY NATL CORP                  COM            178566105     1,412        31,950   SH        SHARED        1        31,950
CITY NATL CORP                  COM            178566105       797        18,050   SH        SOLE                   18,050
EAGLE BANCORP INC MD            COM            268948106     3,598       247,429   SH        SHARED        1       247,429
EAGLE BANCORP INC MD            COM            268948106     2,034       139,877   SH        SOLE                  139,877
EVANS BANCORP INC               COM NEW        29911Q208     1,763       147,934   SH        SHARED        1       147,934
EVANS BANCORP INC               COM NEW        29911Q208       997        83,631   SH        SOLE                   83,631
FIRST CONN BANCORP INC MD       COM            319850103     4,330       332,854   SH        SHARED        1       332,854
FIRST CONN BANCORP INC MD       COM            319850103     2,472       190,046   SH        SOLE                  190,046
FIRST CALIFORNIA FINANCIAL G    COM NEW        319395109     3,109       953,721   SH        SHARED        1       953,721
FIRST CALIFORNIA FINANCIAL G    COM NEW        319395109     1,777       545,179   SH        SOLE                  545,179
FIRST CMNTY BANCSHARES INC N    COM            31983A103       537        43,064   SH        SHARED        1        43,064
FIRST CMNTY BANCSHARES INC N    COM            31983A103       304        24,329   SH        SOLE                   24,329
FIRST COMWLTH FINL CORP PA      COM            319829107     2,688       510,963   SH        SHARED        1       510,963
FIRST COMWLTH FINL CORP PA      COM            319829107     1,520       289,037   SH        SOLE                  289,037
FIRST DEFIANCE FINL CORP        COM            32006W106     1,853       127,011   SH        SHARED        1       127,011
FIRST DEFIANCE FINL CORP        COM            32006W106     1,065        72,989   SH        SOLE                   72,989
FIRST INTST BANCSYSTEM INC      COM CL A       32055Y201     3,323       255,038   SH        SHARED        1       255,038
FIRST INTST BANCSYSTEM INC      COM CL A       32055Y201     1,889       144,962   SH        SOLE                  144,962
FIFTH THIRD BANCORP             COM            316773100     5,282       415,282   SH        SHARED        1       415,282
FIFTH THIRD BANCORP             COM            316773100     2,986       234,718   SH        SOLE                  234,718
FIRST MIDWEST BANCORP DEL       COM            320867104     2,325       229,529   SH        SHARED        1       229,529
FIRST MIDWEST BANCORP DEL       COM            320867104     1,314       129,671   SH        SOLE                  129,671
FIRST NIAGARA FINL GP INC       COM            33582V108     2,205       255,509   SH        SHARED        1       255,509
FIRST NIAGARA FINL GP INC       COM            33582V108     1,247       144,491   SH        SOLE                  144,491
FIRST MERCHANTS CORP            COM            320817109     3,244       382,993   SH        SHARED        1       382,993
FIRST MERCHANTS CORP            COM            320817109     1,841       217,307   SH        SOLE                  217,307
FOX CHASE BANCORP INC NEW       COM            35137T108     5,487       434,414   SH        SHARED        1       434,414
FOX CHASE BANCORP INC NEW       COM            35137T108     3,102       245,586   SH        SOLE                  245,586
SPDR GOLD TRUST                 GOLD SHS       78463V107     6,311        41,525   SH        SHARED        1        41,525
SPDR GOLD TRUST                 GOLD SHS       78463V107     3,568        23,475   SH        SOLE                   23,475
GREENLIGHT CAPITAL RE LTD       CLASS A        G4095J109     5,154       217,765   SH        SHARED        1       217,765
GREENLIGHT CAPITAL RE LTD       CLASS A        G4095J109     2,914       123,111   SH        SOLE                  123,111
GENWORTH FINL INC               COM CL A       37247D106     3,766       574,895   SH        SHARED        1       574,895
GENWORTH FINL INC               COM CL A       37247D106     2,129       325,105   SH        SOLE                  325,105
HERITAGE FINL GROUP INC         COM            42726X102     3,404       288,500   SH        SHARED        1       288,500
HERITAGE FINL GROUP INC         COM            42726X102     1,925       163,097   SH        SOLE                  163,097
HOME FED BANCORP INC LA NEW     COM            43708L108     1,165        82,135   SH        SHARED        1        82,135
HOME FED BANCORP INC LA NEW     COM            43708L108       670        47,237   SH        SOLE                   47,237
HF FINL CORP                    COM            404172108        69         6,390   SH        SHARED        1         6,390
HF FINL CORP                    COM            404172108        39         3,610   SH        SOLE                    3,610
HOME FED BANCORP INC MD         COM            43710G105     2,519       242,233   SH        SHARED        1       242,233
HOME FED BANCORP INC MD         COM            43710G105     1,424       136,958   SH        SOLE                  136,958
KAISER FED FINL GROUP INC       COM            483056107     7,863       613,311   SH        SHARED        1       613,311
KAISER FED FINL GROUP INC       COM            483056107     4,445       346,689   SH        SOLE                  346,689
MB FINANCIAL INC NEW            COM            55264U108     3,824       223,597   SH        SHARED        1       223,597
MB FINANCIAL INC NEW            COM            55264U108     2,161       126,403   SH        SOLE                  126,403
MERCHANTS BANCSHARES            COM            588448100     1,255        42,993   SH        SHARED        1        42,993
MERCHANTS BANCSHARES            COM            588448100       710        24,316   SH        SOLE                   24,316
METRO BANCORP INC PA            COM            59161R101     4,553       543,314   SH        SHARED        1       543,314
METRO BANCORP INC PA            COM            59161R101     2,573       307,086   SH        SOLE                  307,086
NELNET INC                      CL A           64031N108     2,767       113,075   SH        SHARED        1       113,075
NELNET INC                      CL A           64031N108     1,564        63,925   SH        SOLE                   63,925
OCEANFIRST FINL CORP            COM            675234108     2,909       222,602   SH        SHARED        1       222,602
OCEANFIRST FINL CORP            COM            675234108     1,645       125,831   SH        SOLE                  125,831
ORIENTAL FINL GROUP INC         COM            68618W100    15,472     1,277,603   SH        SHARED        1     1,277,603
ORIENTAL FINL GROUP INC         COM            68618W100     8,748       722,397   SH        SOLE                  722,397
PACWEST BANCORP DEL             COM            695263103     5,448       287,482   SH        SHARED        1       287,482
PACWEST BANCORP DEL             COM            695263103     3,080       162,518   SH        SOLE                  162,518
PEOPLES FED BANCSHARES INC      COM            711037101     2,262       158,764   SH        SHARED        1       158,764
PEOPLES FED BANCSHARES INC      COM            711037101     1,300        91,236   SH        SOLE                   91,236
PNC FINL SVCS GROUP INC         COM            693475105     7,368       127,764   SH        SHARED        1       127,764
PNC FINL SVCS GROUP INC         COM            693475105     4,166        72,236   SH        SOLE                   72,236
SCBT FINANCIAL CORP             COM            78401V102     2,131        73,470   SH        SHARED        1        73,470
SCBT FINANCIAL CORP             COM            78401V102     1,205        41,530   SH        SOLE                   41,530
SI FINL GROUP INC MD            COM            78425V104     3,317       336,781   SH        SHARED        1       336,781
SI FINL GROUP INC MD            COM            78425V104     1,885       191,325   SH        SOLE                  191,325
SUNTRUST BKS INC                COM            867914103     5,210       294,375   SH        SHARED        1       294,375
SUNTRUST BKS INC                COM            867914103     2,946       166,425   SH        SOLE                  166,425
BANCORP INC DEL                 COM            05969A105     6,811       942,103   SH        SHARED        1       942,103
BANCORP INC DEL                 COM            05969A105     3,851       532,597   SH        SOLE                  532,597
US BANCORP DEL                  COM NEW        902973304    10,368       383,293   SH        SHARED        1       383,293
US BANCORP DEL                  COM NEW        902973304     5,862       216,707   SH        SOLE                  216,707
WASHINGTON BKG CO OAK HBR WA    COM            937303105     3,004       252,252   SH        SHARED        1       252,252
WASHINGTON BKG CO OAK HBR WA    COM            937303105     1,698       142,609   SH        SOLE                  142,609
WILLIS LEASE FINANCE CORP       COM            970646105     2,979       249,278   SH        SHARED        1       249,278
WILLIS LEASE FINANCE CORP       COM            970646105     1,684       140,922   SH        SOLE                  140,922